UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 56.4%
Security	Shares	Value

Auto Components — 0.1%

Nokian Renkaat Oyj	11,952	$253,924

		$253,924

Banks — 2.7%

Banco Bilbao Vizcaya Argentaria S.A.	459,954	$1,503,488

Banco Santander S.A.	314,157	701,948

CaixaBank S.A.	683,638	1,229,950

Canadian Imperial Bank of Commerce	15,993	947,665

Citigroup, Inc.	26,421	1,283,004

ING Groep NV	102,837	576,174

KeyCorp	60,260	702,029

		$6,944,258

Beverages — 0.8%

Coca-Cola Co. (The)	23,618	$1,083,830

Diageo PLC	29,345	1,010,344

		$2,094,174

Biotechnology — 0.4%

CSL, Ltd.	5,482	$1,092,712

		$1,092,712

Building Products — 0.6%

Assa Abloy AB, Class B	55,642	$996,099

Geberit AG	1,148	513,389

		$1,509,488

Capital Markets — 2.1%

Bank of New York Mellon Corp. (The)	27,163	$1,019,699

Credit Suisse Group AG	68,614	626,490

Morgan Stanley	29,471	1,162,042

St. James’s Place PLC	101,926	1,085,326

Standard Life Aberdeen PLC	46,712	129,376

UBS Group AG	124,557	1,333,693

		$5,356,626

Chemicals — 1.7%

Akzo Nobel NV	9,426	$715,337

BASF SE	35,418	1,812,568

Chr. Hansen Holding A/S	11,127	959,411

Sika AG	4,988	825,061

		$4,312,377

Security	Shares	Value

Construction & Engineering — 0.0%(1)

Abengoa S.A., Class A(2)	36,194	$575

Abengoa S.A., Class B(2)	374,261	2,780

		$3,355

Construction Materials — 0.3%

CRH PLC	29,759	$902,846

		$902,846

Consumer Finance — 0.7%

Capital One Financial Corp.	10,222	$661,977

Cembra Money Bank AG	7,388	702,361

OneMain Holdings, Inc.	23,577	570,799

		$1,935,137

Diversified Financial Services — 1.0%

Berkshire Hathaway, Inc., Class B(2)	8,161	$1,529,045

ORIX Corp.	98,303	1,156,779

		$2,685,824

Diversified Telecommunication Services — 1.7%

Elisa Oyj	4,387	$266,590

Koninklijke KPN NV	708,856	1,632,737

Proximus SADP	38,383	819,225

Sunrise Communications Group AG(3)	7,955	637,208

Swisscom AG	1,942	1,009,047

Telia Co. AB	36,089	125,480

		$4,490,287

Electric Utilities — 1.1%

Fortum Oyj	48,233	$799,228

Iberdrola S.A.	90,409	899,368

NextEra Energy, Inc.	4,658	1,076,557

		$2,775,153

Electrical Equipment — 1.0%

ABB, Ltd.	10,950	$207,856

Melrose Industries PLC	725,909	907,315

Schneider Electric SE	16,160	1,493,384

		$2,608,555

Electronic Equipment, Instruments & Components — 1.5%

CDW Corp.	6,227	$689,952

Halma PLC	22,132	581,859

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Keyence Corp.	5,524	$1,972,134

Murata Manufacturing Co., Ltd.	12,242	689,799

		$3,933,744

Entertainment — 1.6%

Nintendo Co., Ltd.	2,061	$851,036

Vivendi S.A.	78,883	1,704,910

Walt Disney Co. (The)	14,591	1,578,017

		$4,133,963

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.	4,616	$1,098,608

Equity Residential	7,955	517,552

Simon Property Group, Inc.	5,359	357,821

		$1,973,981

Food & Staples Retailing — 0.8%

Kesko Oyj, Class B	35,564	$579,483

Koninklijke Ahold Delhaize NV	55,962	1,358,776

		$1,938,259

Food Products — 2.1%

Mondelez International, Inc., Class A	30,584	$1,573,241

Nestle S.A.	21,186	2,243,810

Orkla ASA	188,463	1,702,363

		$5,519,414

Health Care Equipment & Supplies — 1.5%

Boston Scientific Corp.(2)	37,578	$1,408,424

Intuitive Surgical, Inc.(2)	3,009	1,537,238

Straumann Holding AG	1,237	941,143

		$3,886,805

Health Care Providers & Services — 0.5%

Anthem, Inc.	4,245	$1,191,699

		$1,191,699

Hotels, Restaurants & Leisure — 0.5%

Compass Group PLC	72,871	$1,226,230

		$1,226,230

Industrial Conglomerates — 0.7%

DCC PLC	24,853	$1,767,268

		$1,767,268

Security	Shares	Value

Insurance — 3.6%

AIA Group, Ltd.(3)	140,924	$1,293,367

American International Group, Inc.	15,332	389,893

Aviva PLC	211,399	639,297

Baloise Holding AG	6,294	941,692

Helvetia Holding AG	9,972	909,003

Muenchener Rueckversicherungs-Gesellschaft AG	4,701	1,029,633

Progressive Corp. (The)	9,274	716,880

Swiss Life Holding AG	2,975	1,055,004

Swiss Re AG	23,348	1,696,613

Topdanmark A/S	4,816	194,409

Zurich Insurance Group AG	1,174	372,222

		$9,238,013

Interactive Media & Services — 3.3%

Alphabet, Inc., Class C(2)(4)	3,791	$5,112,770

Facebook, Inc., Class A(2)	10,387	2,126,323

Tencent Holdings, Ltd.	23,003	1,209,254

		$8,448,347

Internet & Direct Marketing Retail — 2.1%

Amazon.com, Inc.(2)(4)	2,184	$5,403,216

		$5,403,216

IT Services — 1.4%

Amadeus IT Group S.A.	36,312	$1,733,260

Visa, Inc., Class A	10,758	1,922,670

		$3,655,930

Leisure Products — 0.4%

Yamaha Corp.	24,360	$983,298

		$983,298

Life Sciences Tools & Services — 0.3%

Lonza Group AG	2,061	$899,968

		$899,968

Machinery — 1.7%

Ingersoll Rand, Inc.(2)	33,922	$986,452

Sandvik AB(2)	75,385	1,159,679

SMC Corp.	2,803	1,267,018

Stanley Black & Decker, Inc.	8,089	891,408

		$4,304,557

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.0%(1)

Clear Channel Outdoor Holdings, Inc.(2)	3,408	$3,288

iHeartMedia, Inc., Class A(2)	715	5,019

		$8,307

Metals & Mining — 0.9%

Boliden AB	35,054	$706,598

Rio Tinto, Ltd.	26,586	1,498,417

		$2,205,015

Multi-Utilities — 1.0%

CMS Energy Corp.	12,572	$717,736

E.ON SE	189,054	1,893,804

		$2,611,540

Oil, Gas & Consumable Fuels — 2.4%

Chevron Corp.	16,652	$1,531,984

ConocoPhillips	34,334	1,445,461

EOG Resources, Inc.	18,795	892,951

Koninklijke Vopak NV	12,180	700,677

Phillips 66	23,247	1,700,983

		$6,272,056

Paper & Forest Products — 0.1%

UPM-Kymmene Oyj	8,545	$234,348

		$234,348

Personal Products — 0.6%

Unilever PLC	31,737	$1,634,207

		$1,634,207

Pharmaceuticals — 4.3%

Bayer AG	2,371	$155,939

Eli Lilly & Co.	9,027	1,395,935

Novartis AG	17,023	1,452,716

Novo Nordisk A/S, Class B	21,968	1,401,339

Orion Oyj, Class B	12,606	640,616

Roche Holding AG	4,617	1,598,855

Sanofi	26,751	2,612,870

Zoetis, Inc.	14,550	1,881,461

		$11,139,731

Professional Services — 1.4%

Adecco Group AG	34,423	$1,506,375

Recruit Holdings Co., Ltd.	41,589	1,213,200

Security	Shares	Value

Professional Services (continued)

Verisk Analytics, Inc.	6,059	$925,997

		$3,645,572

Semiconductors & Semiconductor Equipment — 1.7%

ASML Holding NV	5,688	$1,661,381

Infineon Technologies AG	64,340	1,196,140

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,833	1,425,637

		$4,283,158

Software — 2.6%

Dassault Systemes SE	6,348	$929,793

Intuit, Inc.	2,968	800,796

Microsoft Corp.	27,204	4,875,229

		$6,605,818

Specialty Retail — 1.3%

Industria de Diseno Textil S.A.	32,067	$821,313

Lowe’s Cos., Inc.	15,787	1,653,688

TJX Cos., Inc. (The)	19,867	974,476

		$3,449,477

Technology Hardware, Storage & Peripherals — 1.3%

Apple, Inc.(4)	11,746	$3,450,975

		$3,450,975

Textiles, Apparel & Luxury Goods — 1.1%

adidas AG	5,358	$1,226,620

LVMH Moet Hennessy Louis Vuitton SE	4,040	1,561,834

		$2,788,454

Tobacco — 0.2%

Swedish Match AB	8,854	$547,146

		$547,146

Wireless Telecommunication Services — 0.5%

Tele2 AB, Class B	93,767	$1,209,089

		$1,209,089

Total Common Stocks (identified cost $132,090,714)		$145,554,301

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.0%
Security	Shares	Value

Banks — 0.1%

Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	1,115	$112,615

Wells Fargo & Co., Series Q, 5.85% to 9/15/23(5)	4,680	118,357

		$230,972

Electric Utilities — 0.1%

SCE Trust III, Series H, 5.75% to 3/15/24(5)	15,000	$360,000

		$360,000

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%	10,450	$208,268

SITE Centers Corp., Series K, 6.25%	1,950	39,137

		$247,405

Food Products — 0.2%

Dairy Farmers of America, Inc., 7.875%(3)	4,700	$404,200

Ocean Spray Cranberries, Inc., 6.25%(3)	540	43,740

		$447,940

Independent Power and Renewable Electricity Producers — 0.0%(1)

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	3,175	$86,781

		$86,781

Insurance — 0.1%

American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(5)	5,600	$130,088

		$130,088

Multi-Utilities — 0.1%

DTE Energy Co., Series C, 5.25%	9,407	$236,492

		$236,492

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	23,750	$382,375

		$382,375

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	3,000	$62,880

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	2,970	62,815

		$125,695

Security		Shares	Value

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P., Series A, 5.75%		6,545	$130,900

Brookfield Property Partners, L.P., Series A2, 6.375%		8,191	175,861

			$306,761

Total Preferred Stocks (identified cost $3,003,745)			$2,554,509

Corporate Bonds & Notes — 36.5%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.9%

Boeing Co. (The), 5.805%, 5/1/50		132	$132,000

Boeing Co. (The), 5.93%, 5/1/60		132	132,000

BWX Technologies, Inc., 5.375%, 7/15/26(3)		215	221,095

F-Brasile SpA/F-Brasile US LLC, 7.375%, 8/15/26(3)		200	138,000

Howmet Aerospace, Inc., 6.875%, 5/1/25		294	300,960

Moog, Inc., 4.25%, 12/15/27(3)		170	160,437

Spirit AeroSystems, Inc., 7.50%, 4/15/25(3)		131	129,690

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	172,920

TransDigm, Inc., 5.50%, 11/15/27(3)		221	187,773

TransDigm, Inc., 6.25%, 3/15/26(3)		419	412,066

TransDigm, Inc., 6.50%, 5/15/25		30	27,006

TransDigm, Inc., 7.50%, 3/15/27		327	299,189

			$2,313,136

Airlines — 0.1%

Southwest Airlines Co., 4.75%, 5/4/23		101	$100,363

Southwest Airlines Co., 5.25%, 5/4/25		84	83,764

			$184,127

Auto Components — 0.7%

Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(6)	EUR	275	$201,157

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(6)	EUR	881	900,276

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(3)	EUR	765	651,895

			$1,753,328

Automobiles — 0.5%

Ford Motor Co., 8.50%, 4/21/23		202	$200,738

Ford Motor Co., 9.625%, 4/22/30		208	204,879

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		231	207,611

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automobiles (continued)

Ford Motor Credit Co., LLC, 3.813%, 10/12/21		254	$240,347

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		200	158,250

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(5)(7)		97	77,224

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(6)	EUR	100	82,684

Navistar International Corp., 9.50%, 5/1/25(3)		167	175,768

			$1,347,501

Banks — 2.5%

Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(7)		200	$175,663

Banco Bilbao Vizcaya Argentaria S.A., 8.875% to 4/14/21(5)(6)(7)	EUR	200	223,260

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(5)(7)		200	161,890

Barclays PLC, 7.875% to 3/15/22(5)(6)(7)		242	240,578

CIT Group, Inc., 6.125%, 3/9/28		105	108,371

Citigroup, Inc., 5.95% to 1/30/23(5)(7)		125	124,477

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(7)		400	395,278

Credit Suisse Group AG, 7.50% to 7/17/23(3)(5)(7)		208	210,225

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(7)		220	199,554

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)(7)		460	409,720

JPMorgan Chase & Co., 4.60% to 2/1/25(5)(7)		298	267,678

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(7)		215	230,969

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(7)		598	613,366

Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(7)		400	396,278

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(7)		389	406,388

Societe Generale S.A., 6.75% to 4/6/28(3)(5)(7)		210	197,178

Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	1,900	1,856,455

Zions Bancorp NA, 5.80% to 6/15/23(5)(7)		268	235,971

			$6,453,299

Building Products — 0.6%

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(3)		90	$74,191

Builders FirstSource, Inc., 5.00%, 3/1/30(3)		90	77,652

Builders FirstSource, Inc., 6.75%, 6/1/27(3)		150	155,565

M/I Homes, Inc., 4.95%, 2/1/28(3)		82	72,262

Masonite International Corp., 5.375%, 2/1/28(3)		105	100,501

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(3)		253	219,718

Standard Industries, Inc., 2.25%, 11/21/26(6)	EUR	500	471,962

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)		196	178,772

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(3)		146	135,167

Security		Principal Amount* (000’s omitted)	Value

Building Products (continued)

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		27	$26,390

			$1,512,180

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)		150	$100,792

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(7)		306	298,508

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(7)		139	144,560

			$543,860

Casino & Gaming — 0.3%

Cinemark USA, Inc., 4.875%, 6/1/23		430	$363,887

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		156	130,455

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	296,371

			$790,713

Chemicals — 0.6%

Hexion, Inc., 7.875%, 7/15/27(3)		89	$81,106

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		285	269,923

SPCM S.A., 4.875%, 9/15/25(3)		200	203,250

Valvoline, Inc., 4.25%, 2/15/30(3)		140	136,808

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		58	40,383

W.R. Grace & Co., 5.125%, 10/1/21(3)		750	757,987

			$1,489,457

Commercial Services & Supplies — 1.3%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$177,191

Autostrade per l’Italia SpA, 5.875%, 6/9/24	EUR	300	354,990

Clean Harbors, Inc., 4.875%, 7/15/27(3)		101	105,138

Clean Harbors, Inc., 5.125%, 7/15/29(3)		61	62,501

Covanta Holding Corp., 5.875%, 3/1/24		500	494,900

Covanta Holding Corp., 5.875%, 7/1/25		95	92,606

GFL Environmental, Inc., 8.50%, 5/1/27(3)		313	342,998

IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	125	133,617

KAR Auction Services, Inc., 5.125%, 6/1/25(3)		139	120,612

Korn Ferry, 4.625%, 12/15/27(3)		64	60,448

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	593,532

Team Health Holdings, Inc., 6.375%, 2/1/25(3)		84	46,796

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)

TMS International Holding Corp., 7.25%, 8/15/25(3)		80	$60,284

Verisure Holding AB, 3.50%, 5/15/23(6)	EUR	540	589,658

			$3,235,271

Communications Equipment — 0.3%

Crystal Almond S.a.r.l., 4.25%, 10/15/24(6)	EUR	323	$336,155

Riverbed Technology, Inc., 8.875%, 3/1/23(3)		398	244,770

Sprint Communications, Inc., 6.00%, 11/15/22		75	79,655

			$660,580

Consumer Finance — 0.2%

CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	445	$492,595

William Carter Co. (The), 5.625%, 3/15/27(3)		144	146,817

			$639,412

Containers & Packaging — 0.9%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(6)(8)	EUR	596	$593,597

Silgan Holdings, Inc., 2.25%, 6/1/28(6)	EUR	565	602,128

Trivium Packaging Finance B.V., 3.75%, 8/15/26(6)	EUR	780	843,961

Trivium Packaging Finance B.V., 5.50%, 8/15/26(3)		200	205,940

			$2,245,626

Distributors — 0.6%

Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(3)(8)		214	$204,862

Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(9)	EUR	662	596,615

Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(9)	EUR	340	309,249

Performance Food Group, Inc., 5.50%, 10/15/27(3)		169	161,618

Performance Food Group, Inc., 6.875%, 5/1/25(3)		99	101,227

Univar Solutions USA, Inc., 5.125%, 12/1/27(3)		65	64,815

			$1,438,386

Diversified Consumer Services — 0.5%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)		267	$256,320

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)		1,050	1,008,000

			$1,264,320

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 1.2%

AG Issuer, LLC, 6.25%, 3/1/28(3)		199	$176,995

Alliance Data Systems Corp., 4.75%, 12/15/24(3)		194	144,773

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(3)		171	176,609

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(3)		198	201,128

Alpha Holding S.A. de CV, 9.00%, 2/10/25(3)		200	137,250

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)		350	313,703

Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(6)	GBP	160	189,493

DAE Funding, LLC, 4.50%, 8/1/22(3)		155	138,919

DAE Funding, LLC, 5.00%, 8/1/24(3)		255	227,269

GFL Environmental, Inc., 7.00%, 6/1/26(3)		147	154,085

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		292	279,228

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		291	287,310

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,024

Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	215	214,409

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	313,904

			$3,075,099

Diversified Telecommunication Services — 0.0%(1)

Level 3 Financing, Inc., 5.25%, 3/15/26		90	$92,669

			$92,669

Electric Utilities — 0.8%

AES Corp. (The), 6.00%, 5/15/26		45	$47,266

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		277	291,889

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(5)		155	158,959

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	96,919

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		150	154,807

NRG Energy, Inc., 5.25%, 6/15/29(3)		122	131,260

Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	61,038

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		192	193,340

TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	97,921

TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		237	249,725

Vistra Energy Corp., 8.125%, 1/30/26(3)		190	200,212

Vistra Operations Co., LLC, 4.30%, 7/15/29(3)		36	35,849

Vistra Operations Co., LLC, 5.00%, 7/31/27(3)		232	237,696

			$1,956,881

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronic Equipment, Instruments & Components — 0.0%(1)

Energizer Holdings, Inc., 6.375%, 7/15/26(3)		42	$43,403

			$43,403

Entertainment — 0.7%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(3)		219	$194,910

EIG Investors Corp., 10.875%, 2/1/24		480	416,304

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)		226	233,266

Netflix, Inc., 4.875%, 6/15/30(3)		234	251,679

Netflix, Inc., 5.875%, 11/15/28		300	340,650

Pinewood Finance Co., Ltd., 3.25%, 9/30/25(6)	GBP	300	376,963

Vail Resorts, Inc., 6.25%, 5/15/25(3)		33	34,237

			$1,848,009

Equity Real Estate Investment Trusts (REITs) — 0.2%

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	$97,330

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	204,082

SBA Communications Corp., 4.00%, 10/1/22		150	151,732

			$453,144

Food Products — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(3)		185	$188,700

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(3)		181	189,932

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(3)		291	295,991

Kraft Heinz Foods Co., 4.375%, 6/1/46		540	515,232

Land O’ Lakes, Inc., 8.00%(3)(7)		415	390,100

Post Holdings, Inc., 5.00%, 8/15/26(3)		85	85,076

			$1,665,031

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(7)		280	$257,737

			$257,737

Health Care Equipment & Supplies — 1.6%

Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	795	$815,156

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(3)		121	123,983

Centene Corp., 3.375%, 2/15/30(3)		272	275,223

Centene Corp., 4.25%, 12/15/27(3)		182	191,264

Security	Principal Amount* (000’s omitted)	Value

Health Care Equipment & Supplies (continued)

Centene Corp., 4.625%, 12/15/29(3)	319	$350,788

Centene Corp., 4.75%, 1/15/25	300	308,565

Centene Corp., 5.25%, 4/1/25(3)	318	333,105

Centene Corp., 5.375%, 6/1/26(3)	445	473,573

Centene Corp., 5.375%, 8/15/26(3)	261	280,445

Compass Minerals International, Inc., 6.75%, 12/1/27(3)	182	181,026

Hologic, Inc., 4.375%, 10/15/25(3)	70	70,686

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	429	461,733

Select Medical Corp., 6.25%, 8/15/26(3)	180	172,728

		$4,038,275

Health Care Providers & Services — 1.3%

Encompass Health Corp., 4.75%, 2/1/30	110	$110,526

HCA, Inc., 3.50%, 9/1/30	274	261,833

HCA, Inc., 5.00%, 3/15/24	110	120,285

HCA, Inc., 5.375%, 9/1/26	270	293,976

HCA, Inc., 5.625%, 9/1/28	330	367,184

HCA, Inc., 5.875%, 2/15/26	750	836,250

HCA, Inc., 5.875%, 2/1/29	190	218,301

LifePoint Health, Inc., 4.375%, 2/15/27(3)	248	234,670

LifePoint Health, Inc., 6.75%, 4/15/25(3)	130	134,277

Tenet Healthcare Corp., 4.625%, 9/1/24(3)	49	48,265

Tenet Healthcare Corp., 4.875%, 1/1/26(3)	290	288,100

Tenet Healthcare Corp., 5.125%, 11/1/27(3)	290	287,289

Tenet Healthcare Corp., 6.75%, 6/15/23	260	261,092

		$3,462,048

Hotels, Restaurants & Leisure — 1.3%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(3)	119	$115,973

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)	325	326,589

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(3)	182	176,831

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)	504	509,141

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(3)	66	69,795

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)	232	183,640

Eldorado Resorts, Inc., 6.00%, 4/1/25	115	110,998

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)	490	415,177

Golden Nugget, Inc., 6.75%, 10/15/24(3)	266	209,142

Golden Nugget, Inc., 8.75%, 10/1/25(3)	87	49,264

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)

Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(3)		127	$129,222

Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	86,564

Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	190,420

Viking Cruises, Ltd., 5.875%, 9/15/27(3)		977	669,567

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		186	159,500

			$3,401,823

Household Products — 0.2%

Central Garden & Pet Co., 5.125%, 2/1/28		50	$50,855

Central Garden & Pet Co., 6.125%, 11/15/23		235	239,066

Prestige Brands, Inc., 5.125%, 1/15/28(3)		64	65,136

Spectrum Brands, Inc., 5.00%, 10/1/29(3)		73	70,233

Spectrum Brands, Inc., 5.75%, 7/15/25		120	120,450

			$545,740

Independent Power and Renewable Electricity Producers — 0.6%

Calpine Corp., 4.50%, 2/15/28(3)		195	$189,686

Calpine Corp., 5.125%, 3/15/28(3)		273	267,881

Calpine Corp., 5.25%, 6/1/26(3)		150	153,447

Calpine Corp., 5.50%, 2/1/24		45	44,888

Calpine Corp., 5.75%, 1/15/25		295	295,357

NRG Energy, Inc., 5.75%, 1/15/28		210	226,727

NRG Energy, Inc., 7.25%, 5/15/26		271	292,585

			$1,470,571

Industrial Conglomerates — 0.4%

Ellaktor Value PLC, 6.375%, 12/15/24(6)	EUR	1,310	$934,250

Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		139	105,925

			$1,040,175

Insurance — 1.0%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		553	$554,244

AmWINS Group, Inc., 7.75%, 7/1/26(3)		236	244,756

Galaxy Finco, Ltd., 9.25%, 7/31/27(6)	GBP	825	961,156

GTCR AP Finance, Inc., 8.00%, 5/15/27(3)		195	183,709

Hub International, Ltd., 7.00%, 5/1/26(3)		440	436,810

USI, Inc., 6.875%, 5/1/25(3)		169	170,479

			$2,551,154

Internet & Direct Marketing Retail — 0.1%

Expedia Group, Inc., 6.25%, 5/1/25(3)		84	$85,796

Security		Principal Amount* (000’s omitted)	Value

Internet & Direct Marketing Retail (continued)

Expedia Group, Inc., 7.00%, 5/1/25(3)		42	$42,825

			$128,621

Leisure Products — 0.2%

Carnival Corp., 11.50%, 4/1/23(3)		279	$292,165

NCL Corp, Ltd., 3.625%, 12/15/24(3)		189	122,614

Sabre GLBL, Inc., 9.25%, 4/15/25(3)		86	91,267

			$506,046

Machinery — 0.2%

Colfax Corp., 6.00%, 2/15/24(3)		83	$84,677

Colfax Corp., 6.375%, 2/15/26(3)		136	140,671

Maxim Crane Works Holdings Capital, LLC, 10.125%, 8/1/24(3)		20	18,964

Navistar International Corp., 6.625%, 11/1/25(3)		232	200,193

			$444,505

Media — 3.5%

Altice Financing S.A., 2.25%, 1/15/25(6)	EUR	313	$322,198

Altice Finco S.A., 4.75%, 1/15/28(6)	EUR	250	234,928

Altice France S.A., 7.375%, 5/1/26(3)		455	477,591

Altice France S.A., 8.125%, 2/1/27(3)		458	498,029

Cablevision Systems Corp., 5.875%, 9/15/22		50	52,285

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(3)		290	292,813

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(3)		136	135,747

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(3)		322	329,937

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(3)		110	116,563

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,168,307

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(3)		230	217,178

CSC Holdings, LLC, 5.75%, 1/15/30(3)		616	642,388

CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	220,947

CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	458,144

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)		369	282,174

DISH DBS Corp., 7.75%, 7/1/26		119	117,768

iHeartCommunications, Inc., 8.375%, 5/1/27		140	117,134

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(3)		200	206,930

Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)		217	186,542

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(3)		238	228,397

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

Scripps Escrow, Inc., 5.875%, 7/15/27(3)		190	$161,434

Sinclair Television Group, Inc., 5.50%, 3/1/30(3)		188	156,914

Sirius XM Radio, Inc., 4.625%, 7/15/24(3)		291	298,217

Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	223,973

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(6)	EUR	520	508,384

TEGNA, Inc., 4.625%, 3/15/28(3)		108	97,303

TEGNA, Inc., 5.00%, 9/15/29(3)		181	162,373

Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)		533	443,056

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)		210	217,969

Ziggo Bond Co., B.V., 3.375%, 2/28/30(6)	EUR	500	517,789

			$9,093,412

Metals & Mining — 1.7%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		1,050	$952,665

Allegheny Technologies, Inc., 5.875%, 12/1/27		279	232,267

Allegheny Technologies, Inc., 7.875%, 8/15/23		330	304,290

Arconic Corp., 6.125%, 2/15/28(3)		436	417,601

Bombardier, Inc., 6.00%, 10/15/22(3)		313	236,706

Bombardier, Inc., 6.125%, 1/15/23(3)		168	120,994

Bombardier, Inc., 7.875%, 4/15/27(3)		207	135,337

Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	98,272

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)		321	281,581

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(3)		78	77,415

Eldorado Gold Corp., 9.50%, 6/1/24(3)		97	103,528

First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		299	272,927

Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	75,484

Freeport-McMoRan, Inc., 5.45%, 3/15/43		222	205,761

Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	105,535

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)		549	470,658

New Gold, Inc., 6.375%, 5/15/25(3)		39	37,725

Novelis Corp., 4.75%, 1/30/30(3)		225	201,307

Novelis Corp., 5.875%, 9/30/26(3)		180	175,914

			$4,505,967

Multi-Utilities — 0.3%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)		425	$388,108

Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	375	477,080

			$865,188

Oil, Gas & Consumable Fuels — 2.5%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	$107,286

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	24,629

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Apache Corp., 3.25%, 4/15/22	52	$46,837

Apache Corp., 3.625%, 2/1/21	16	15,203

Apache Corp., 4.25%, 1/15/30	153	118,201

Apache Corp., 4.375%, 10/15/28	88	70,070

Apache Corp., 4.75%, 4/15/43	26	17,824

Apache Corp., 5.25%, 2/1/42	22	15,173

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(3)	135	101,419

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)	342	200,788

Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)	115	56,016

Centennial Resource Production, LLC, 6.875%, 4/1/27(3)	365	111,617

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	111,006

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	124,152

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)	370	302,053

CVR Energy, Inc., 5.75%, 2/15/28(3)	229	195,053

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(7)	160	61,479

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)	155	138,074

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)	205	179,303

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(7)	432	123,120

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)(10)	149	17,880

EQT Corp., 6.125%, 2/1/25	145	139,019

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)	287	49,393

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)	223	36,675

Gran Tierra Energy, Inc., 7.75%, 5/23/27(3)	250	61,094

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	418	284,240

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)	345	180,987

Laredo Petroleum, Inc., 9.50%, 1/15/25	74	31,683

Laredo Petroleum, Inc., 10.125%, 1/15/28	112	46,327

Matador Resources Co., 5.875%, 9/15/26	370	183,594

MEG Energy Corp., 7.125%, 2/1/27(3)	184	128,110

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	94,077

Murphy Oil USA, Inc., 4.75%, 9/15/29	131	135,500

Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,382

Nabors Industries, Ltd., 7.25%, 1/15/26(3)	110	42,487

Nabors Industries, Ltd., 7.50%, 1/15/28(3)	118	47,937

Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	725	486,656

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Nine Energy Service, Inc., 8.75%, 11/1/23(3)	92	$18,345

Occidental Petroleum Corp., 2.60%, 4/15/22	47	41,595

Occidental Petroleum Corp., 2.70%, 8/15/22	53	46,375

Occidental Petroleum Corp., 2.90%, 8/15/24	16	12,235

Occidental Petroleum Corp., 3.125%, 2/15/22	3	2,746

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(9)	40	31,226

Occidental Petroleum Corp., 3.45%, 7/15/24	42	29,610

Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(7)	862	9,480

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	66,547

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	117,772

PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(3)	325	233,399

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	237	183,130

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(7)	710	477,173

Precision Drilling Corp., 6.50%, 12/15/21	5	3,496

Precision Drilling Corp., 7.125%, 1/15/26(3)	75	30,533

Precision Drilling Corp., 7.75%, 12/15/23	33	14,761

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	138,600

SM Energy Co., 5.00%, 1/15/24	11	3,550

SM Energy Co., 5.625%, 6/1/25	181	52,001

SM Energy Co., 6.125%, 11/15/22	326	132,698

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	142,071

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	138,291

Teleflex, Inc., 4.625%, 11/15/27	160	164,744

Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	100	82,665

Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)	51	40,800

Transocean, Inc., 7.25%, 11/1/25(3)	228	91,770

Transocean, Inc., 7.50%, 1/15/26(3)	84	32,760

WPX Energy, Inc., 5.25%, 10/15/27	67	58,602

		$6,549,319

Pharmaceuticals — 1.5%

Bausch Health Americas, Inc., 8.50%, 1/31/27(3)	448	$495,958

Bausch Health Americas, Inc., 9.25%, 4/1/26(3)	105	116,025

Bausch Health Cos., Inc., 5.00%, 1/30/28(3)	190	182,837

Bausch Health Cos., Inc., 5.25%, 1/30/30(3)	376	374,120

Bausch Health Cos., Inc., 5.50%, 3/1/23(3)	35	34,825

Bausch Health Cos., Inc., 5.50%, 11/1/25(3)	129	134,741

Bausch Health Cos., Inc., 5.75%, 8/15/27(3)	72	76,262

Bausch Health Cos., Inc., 5.875%, 5/15/23(3)	3	2,982

Security		Principal Amount* (000’s omitted)	Value

Pharmaceuticals (continued)

Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		60	$60,950

Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		281	293,052

Bausch Health Cos., Inc., 7.00%, 1/15/28(3)		94	97,962

Bausch Health Cos., Inc., 7.25%, 5/30/29(3)		98	105,034

Bausch Health Cos., Inc., 9.00%, 12/15/25(3)		245	268,397

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	275,967

Cheplapharm Arzneimittel GmbH, 3.50%, 2/11/27(6)	EUR	340	367,632

Grifols S.A., 2.25%, 11/15/27(6)	EUR	600	644,360

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(6)	EUR	426	455,502

			$3,986,606

Pipelines — 0.6%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(3)		242	$180,605

Buckeye Partners, L.P., 4.125%, 3/1/25(3)		187	174,144

Buckeye Partners, L.P., 4.50%, 3/1/28(3)		164	148,625

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(3)		199	184,503

Cheniere Energy Partners, L.P., 5.625%, 10/1/26		115	110,434

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)		190	124,697

Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	15,606

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(7)		307	215,436

EnLink Midstream, LLC, 5.375%, 6/1/29		117	73,219

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		123	119,771

NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,192

Western Midstream Operating, L.P., 4.05%, 2/1/30		147	134,872

Western Midstream Operating, L.P., 4.50%, 3/1/28		27	23,929

			$1,556,033

Real Estate Investment Trusts (REITs) — 0.9%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(3)		287	$230,949

Consus Real Estate AG, 9.625%, 5/15/24(6)	EUR	330	334,383

ESH Hospitality, Inc., 4.625%, 10/1/27(3)		249	225,968

ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	151,232

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		274	253,792

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(3)		127	127,318

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		111	104,040

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(3)		198	185,071

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(3)		198	181,111

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(3)	300	$281,757

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(3)	286	265,522

		$2,341,143

Real Estate Management & Development — 0.5%

AT Securities B.V., 5.25% to 7/21/23(5)(6)(7)	1,250	$1,181,462

		$1,181,462

Software — 0.4%

CDK Global, Inc., 5.25%, 5/15/29(3)	96	$98,222

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(3)	89	87,569

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)	255	258,876

Open Text Corp., 3.875%, 2/15/28(3)	179	175,364

Open Text Holdings, Inc., 4.125%, 2/15/30(3)	157	153,452

PTC, Inc., 3.625%, 2/15/25(3)	89	88,177

PTC, Inc., 4.00%, 2/15/28(3)	89	87,776

SS&C Technologies, Inc., 5.50%, 9/30/27(3)	95	97,822

		$1,047,258

Specialty Retail — 0.4%

Asbury Automotive Group, Inc., 4.50%, 3/1/28(3)	24	$20,303

Asbury Automotive Group, Inc., 4.75%, 3/1/30(3)	34	28,699

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(3)	177	180,540

Entegris, Inc., 4.375%, 4/15/28(3)	166	167,038

Entegris, Inc., 4.625%, 2/10/26(3)	77	77,547

Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(3)	216	229,370

L Brands, Inc., 6.75%, 7/1/36	46	33,419

L Brands, Inc., 6.875%, 11/1/35	237	175,581

L Brands, Inc., 7.60%, 7/15/37	45	26,937

Nordstrom, Inc., 8.75%, 5/15/25(3)	70	75,176

Yum! Brands, Inc., 7.75%, 4/1/25(3)	54	59,002

		$1,073,612

Technology Hardware, Storage & Peripherals — 0.5%

Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)	135	$142,851

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(3)	90	98,336

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)	315	341,409

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(3)	182	199,475

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals (continued)

Dell International, LLC/EMC Corp., 6.20%, 7/15/30(3)		90	$99,914

MTS Systems Corp., 5.75%, 8/15/27(3)		67	62,618

Presidio Holdings, Inc., 4.875%, 2/1/27(3)		63	61,916

Presidio Holdings, Inc., 8.25%, 2/1/28(3)		176	174,777

Science Applications International Corp., 4.875%, 4/1/28(3)		64	62,977

			$1,244,273

Telecommunications — 2.5%

Altice France Holding S.A., 6.00%, 2/15/28(3)		200	$184,000

Altice France Holding S.A., 8.00%, 5/15/27(3)	EUR	505	564,217

Altice France Holding S.A., 10.50%, 5/15/27(3)		200	216,520

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)		447	428,293

Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	154,004

Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	102,325

Intelsat Jackson Holdings S.A, 5.50%, 8/1/23		30	16,450

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	206,400

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(3)		216	126,403

Sprint Capital Corp., 6.875%, 11/15/28		346	418,314

Sprint Corp., 7.875%, 9/15/23		1,558	1,760,540

T-Mobile USA, Inc., 4.50%, 2/1/26		155	160,417

T-Mobile USA, Inc., 4.75%, 2/1/28		170	179,294

TalkTalk Telecom Group PLC, 3.875%, 2/20/25(6)	GBP	580	716,813

Telecom Italia Capital S.A., 6.00%, 9/30/34		337	351,053

Telecom Italia SpA, 3.00%, 9/30/25(6)	EUR	520	579,216

ViaSat, Inc., 5.625%, 4/15/27(3)		143	141,520

Zayo Group Holdings, Inc., 6.125%, 3/1/28(3)		187	177,130

			$6,482,909

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		127	$119,380

CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	87,745

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	253,448

XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	81,416

			$541,989

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(6)	GBP	475	$584,706

			$584,706

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26	157	$186,320

		$186,320

Total Corporate Bonds & Notes (identified cost $104,066,186)		$94,092,324

Senior Floating-Rate Loans — 2.3%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.0%(1)

TransDigm, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 5/30/25	$130	$114,695

		$114,695

Business Equipment and Services — 0.2%

EIG Investors Corp., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$402	$373,024

Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	115	98,396

		$471,420

Drugs — 0.1%

Elanco Animal Health, Inc., Term Loan, Maturing 2/4/27(12)	$171	$165,838

		$165,838

Electronics / Electrical — 0.2%

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	$49	$47,748

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	68	66,097

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	289	279,007

		$392,852

Farming / Agriculture — 0.0%(1)

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$99	$98,167

		$98,167

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 0.1%

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	$162	$141,963

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(13)	12	10,287

		$152,250

Food Products — 0.1%

HLF Financing S.a.r.l., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	$291	$274,085

		$274,085

Health Care — 0.1%

Envision Healthcare Corporation, Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$244	$171,445

National Mentor Holdings, Inc., Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing 3/9/26(14)	215	204,945

National Mentor Holdings, Inc., Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26	10	9,308

		$385,698

Industrial Equipment — 0.0%(1)

Welbilt, Inc., Term Loan, Maturing 10/23/25(12)	$150	$123,343

		$123,343

Insurance — 0.5%

Asurion, LLC, Term Loan – Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,177,896

		$1,177,896

Leisure Goods / Activities / Movies — 0.2%

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	$573	$568,454

		$568,454

Lodging and Casinos — 0.1%

Stars Group Holdings B.V. (The), Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$176	$174,174

		$174,174

Retailers (Except Food and Drug) — 0.2%

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$404	$393,495

		$393,495

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.5%

Big River Steel, LLC, Term Loan, 6.45%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$171	$152,994

GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	1,264	1,150,668

		$1,303,662

Telecommunications — 0.0%(1)

Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$110,357

		$110,357

Total Senior Floating-Rate Loans (identified cost $5,983,459)		$5,906,386

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$169	$153,268

		$153,268

Total Convertible Bonds (identified cost $151,798)		$153,268

Exchange-Traded Funds — 0.4%
Security	Shares	Value

Equity Funds — 0.4%

First Trust Preferred Securities and Income ETF	29,885	$535,838

iShares Preferred & Income Securities ETF	15,592	540,263

Total Exchange-Traded Funds (identified cost $1,105,039)		$1,076,101

Warrants — 0.0%(1)
Security	Shares	Value

Media — 0.0%(1)

iHeartMedia, Inc., Exp. 5/1/39(2)	3,627	$25,462

		$25,462

Total Warrants (identified cost $60,109)		$25,462

Short-Term Investments — 0.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(16)	1,670,919	$1,670,919

Total Short-Term Investments (identified cost $1,670,741)		$1,670,919

Total Investments — 97.3% (identified cost $248,131,791)		$251,033,270

Less Unfunded Loan Commitments — (0.0)%(1)		$(11,757)

Net Investments — 97.3% (identified cost $248,120,034)		$251,021,513

Other Assets, Less Liabilities — 2.7%		$7,087,640

Net Assets — 100.0%		$258,109,153

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $50,878,454 or 19.7% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for open financial futures contracts.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $20,472,228 or 7.9% of the Portfolio’s net assets.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(10)	Issuer is in default with respect to interest and/or principal payments.

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(13)

Unfunded loan commitment. The stated interest rate represents the commitment fee in effect at April 30, 2020. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $10,287.

(14)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	52.7%	$132,260,195

Switzerland	7.9	19,883,888

United Kingdom	6.7	16,727,711

France	4.3	10,886,857

Germany	3.9	9,653,683

Netherlands	3.3	8,346,389

Japan	3.3	8,133,264

Spain	3.2	7,935,965

Canada	2.1	5,360,578

Sweden	2.1	5,333,749

Luxembourg	2.1	5,276,064

Finland	1.1	2,774,189

Denmark	1.0	2,555,159

Ireland	0.7	1,838,175

Australia	0.7	1,833,293

United Arab Emirates	0.7	1,769,108

Norway	0.7	1,702,363

Taiwan	0.6	1,425,637

Italy	0.6	1,423,259

Hong Kong	0.5	1,293,367

China	0.5	1,209,254

Greece	0.4	934,250

Belgium	0.3	819,225

Mexico	0.1	299,140

Zambia	0.1	272,927

Brazil	0.0 (1)	9,480

Exchange-Traded Funds	0.4	1,076,101

Total Investments	100.0%	$251,033,270

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	214,862	EUR	195,170	State Street Bank and Trust Company	5/29/20	$888	$—

						$888	$—

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	147	Long	6/19/20	$21,332,640	$2,020,542

Nikkei 225 Index	13	Long	6/11/20	2,411,673	85,824

STOXX Europe 600 Banks Index	(686)	Short	6/19/20	(3,364,094)	(209,223)

STOXX Europe 600 Index	(590)	Short	6/19/20	(10,904,087)	(1,160,524)

STOXX Europe 600 Insurance Index	(714)	Short	6/19/20	(9,095,826)	(301,543)

					$435,076

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $246,449,293)	$249,350,594

Affiliated investment, at value (identified cost, $1,670,741)	1,670,919

Foreign currency, at value (identified cost, $1,895,629)	1,901,719

Interest and dividends receivable	2,026,597

Dividends receivable from affiliated investment	3,808

Receivable for investments sold	4,785,899

Receivable for variation margin on open financial futures contracts	413,911

Receivable for open forward foreign currency exchange contracts	888

Tax reclaims receivable	2,201,498

Total assets	$262,355,833

Liabilities

Payable for investments purchased	$3,843,823

Due to custodian	70,758

Payable to affiliates:

Investment adviser fee	112,113

Trustees’ fees	1,325

Accrued expenses	218,661

Total liabilities	$4,246,680

Net Assets applicable to investors’ interest in Portfolio	$258,109,153

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $1,102)	$3,415,894

Dividends (net of foreign taxes, $427,802)	3,333,179

Dividends from affiliated investment	16,250

Total investment income	$6,765,323

Expenses

Investment adviser fee	$796,375

Trustees’ fees and expenses	7,848

Custodian fee	102,995

Legal and accounting services	28,880

Miscellaneous	28,173

Total expenses	$964,271

Net investment income	$5,801,052

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(9,623,689)

Investment transactions — affiliated investment	(2,010)

Financial futures contracts	1,721,087

Foreign currency transactions	(99,015)

Net realized loss	$(8,003,627)

Change in unrealized appreciation (depreciation) —

Investments	$(22,941,970)

Investments — affiliated investment	177

Financial futures contracts	435,076

Foreign currency	(11,056)

Forward foreign currency exchange contracts	888

Net change in unrealized appreciation (depreciation)	$(22,516,885)

Net realized and unrealized loss	$(30,520,512)

Net decrease in net assets from operations	$(24,719,460)

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$5,801,052	$14,450,194

Net realized loss	(8,003,627)	(6,970,681)

Net change in unrealized appreciation (depreciation)	(22,516,885)	25,251,717

Net increase (decrease) in net assets from operations	$(24,719,460)	$32,731,230

Capital transactions —

Contributions	$7,898,868	$4,524,358

Withdrawals	(27,198,181)	(58,888,266)

Portfolio transaction fee	108,030	215,407

Net decrease in net assets from capital transactions	$(19,191,283)	$(54,148,501)

Net decrease in net assets	$(43,910,743)	$(21,417,271)

Net Assets

At beginning of period	$302,019,896	$323,437,167

At end of period	$258,109,153	$302,019,896

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2016(1)
Ratios/Supplemental Data			2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.67	%(2)	0.70%	0.75%	0.75%	0.80	%(2)

Net investment income	4.01	%(2)	4.72%	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	56	%(3)	86%	102%	143%	66	%(3)

Total Return	(8.19	)%(3)	11.57%	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$258,109		$302,020	$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 97.9% and 2.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

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Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $500 million. On average daily net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $796,375 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $159,172,669 and $174,093,517, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$248,613,624

Gross unrealized appreciation	$24,051,651

Gross unrealized depreciation	(21,207,798)

Net unrealized appreciation	$2,843,853

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these

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Notes to Financial Statements (Unaudited) — continued

financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$2,106,366	(1)	$(1,671,290	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	888	(2)	—

Total		$2,107,254		$(1,671,290)

Derivatives not subject to master netting or similar agreements		$2,106,366		$(1,671,290)

Total Derivatives subject to master netting or similar agreements		$888		$—

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

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Global Income Builder Portfolio

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Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$888	$—	$—	$—	$888

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$1,721,087	$435,076

Foreign Exchange	Forward foreign currency exchange contracts	—	888

Total		$1,721,087	$435,964

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$9,535,000	$9,513,000	$421,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT

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Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2020, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $70,758. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020. The Portfolio’s average overdraft advances during the six months ended April 30, 2020 were not significant.

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $1,670,919, which represents 0.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,345,311	$88,765,520	$(88,438,079)	$(2,010)	$177	$1,670,919	$16,250	1,670,919

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$8,825,417	$9,464,576		$—	$18,289,993

Consumer Discretionary	8,031,380	6,073,219		—	14,104,599

Consumer Staples	2,657,071	9,076,129		—	11,733,200

Energy	5,571,379	700,677		—	6,272,056

Financials	8,983,033	17,176,825		—	26,159,858

Health Care	7,414,757	10,796,158		—	18,210,915

Industrials	2,803,857	11,034,938		—	13,838,795

Information Technology	13,165,259	8,764,366		—	21,929,625

Materials	—	7,654,586		—	7,654,586

Real Estate	1,973,981	—		—	1,973,981

Utilities	1,794,293	3,592,400		—	5,386,693

Total Common Stocks	$61,220,427	$84,333,874	*	$—	$145,554,301

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Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Preferred Stocks

Consumer Staples	$—	$447,940	$—	$447,940

Energy	508,070	—	—	508,070

Financials	248,445	112,615	—	361,060

Real Estate	554,166	—	—	554,166

Utilities	596,492	86,781	—	683,273

Total Preferred Stocks	$1,907,173	$647,336	$—	$2,554,509

Corporate Bonds & Notes	$—	$94,092,324	$—	$94,092,324

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,894,629	—	5,894,629

Convertible Bonds	—	153,268	—	153,268

Exchange-Traded Funds	1,076,101	—	—	1,076,101

Warrants	25,462	—	—	25,462

Short-Term Investments	—	1,670,919	—	1,670,919

Total Investments	$64,229,163	$186,792,350	$—	$251,021,513

Forward Foreign Currency Exchange Contracts	$—	$888	$—	$888

Futures Contracts	2,020,542	85,824	—	2,106,366

Total	$66,249,705	$186,879,062	$—	$253,128,767

Liability Description

Futures Contracts	$(1,671,290)	$—	$—	$(1,671,290)

Total	$(1,671,290)	$—	$—	$(1,671,290)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

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Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement between Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

44

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

45

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

46

Eaton Vance

Global Income Builder Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 18, 2020